CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 111,629	$ 135,729	$ 259,250	$ 266,340	$ 213,581
Adjustments to reconcile net income to net cash from operating activities:
Depreciation on property and equipment and equipment on operating leases	90,690	63,571	141,727	114,090	107,892
Amortization of intangibles	603	510	1,125	1,002	1,010
Provision for credit losses, net	11,137	7,388	14,124	(5,904)	44,578
Deferred income tax expense (benefit)	42,198	(6,763)	85,645	34,897	13,257
Stock compensation expense	375	440	1,068	1,242	4,219
Changes in components of working capital:
Change in affiliated accounts and notes receivables	8,303	97,842	50,815	(15,938)	99,423
Change in other assets and equipment held for sale	73,791	51,146	(87,357)	11,739	59,570
Change in accounts payable and other accrued liabilities	26,204	27,701	75,619	10,522	(16,949)
Net cash from operating activities	364,930	377,564	542,016	417,990	526,581
CASH FLOWS FROM INVESTING ACTIVITIES
Cost of receivables acquired	(6,732,217)	(9,465,506)	(19,051,010)	(20,631,860)	(19,639,227)
Collections of receivables	7,097,962	8,231,504	18,241,277	19,044,038	18,305,941
Change in restricted cash	236,291	175,894	(86,450)	(65,756)	43,589
Purchase of equipment on operating leases	(498,693)	(388,889)	(996,858)	(620,561)	(459,477)
Proceeds from disposal of equipment on operating leases	141,983	138,248	269,222	271,354	249,879
Capital expenditures for property and equipment and software	(49)	(20)	(2,685)	(3,320)	(2,314)
Net cash from (used in) investing activities	245,277	(1,308,769)	(1,626,504)	(2,006,105)	(1,501,609)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of affiliated debt	1,017,264	1,192,548	2,041,129	1,346,492	1,807,984
Payment of affiliated debt	(1,879,709)	(1,009,605)	(1,516,433)	(1,854,288)	(1,764,745)
Proceeds from issuance of long-term debt	2,760,549	2,915,590	3,914,656	5,872,434	3,963,218
Payment of long-term debt	(2,367,558)	(2,260,292)	(3,009,731)	(3,507,341)	(3,124,109)
Change in short-term borrowings, net		(355,951)	(555,951)	(157,487)	284,500
Dividends paid to CNH Industrial America LLC	(15,000)	(90,000)	(115,000)	(200,000)
Preferred dividend paid to CNH Industrial Canada Ltd.	(551)		(23,803)
Redemption of preferred stock of subsidiary	(60,416)
Net cash from (used in) financing activities	(545,421)	392,290	734,867	1,499,810	1,166,848
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	64,786	(538,915)	(349,621)	(88,305)	191,820
CASH AND CASH EQUIVALENTS
Beginning of period	347,987	697,608	697,608	785,913	594,093
End of period	412,773	158,693	347,987	697,608	785,913
CASH PAID DURING THE PERIOD FOR INTEREST	147,125	129,244	274,358	250,697	251,590
CASH PAID DURING THE PERIOD FOR TAXES	$ 11,527	$ 20,790	$ 101,933	$ 130,271	$ 85,684